UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    May 13, 2011


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		159,360



List of Other Included Managers:

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

						Value	Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	341	11141	SH	Sole				11141
Alleghany Corp		COM	017175-10-0	4451	13449	SH	Sole				13449
Allergan		COM	018490-10-2	852	12000	SH	Sole				12000
Arch Cap Group LTD	COM	G0450A-10-5	427	4300	SH	Sole				4300
Avalonbay Comm Reit Inc.COM	053484-10-1	594	4950	SH	Sole				4950
Bank Of Amer Corp	COM	060505-10-4	1135	85147	SH	Sole				85147
Berkshire Hathaway-Cl A	COM	084670-10-8	626	5	SH	Sole				5
Berkshire Hathaway-Cl B	COM	084670-20-7	13164	157404	SH	Sole				157404
Boston Properties	COM	101121-10-1	341	3600	SH	Sole				3600
Chevrontexaco Corp Com	COM	166764-10-0	345	3208	SH	Sole				3208
Coca-Cola Corp		COM	191216-10-0	4626	69727	SH	Sole				69727
Covidien PLC		COM	G2552X-10-8	4657	89659	SH	Sole				89659
Dell Computer Corp Com	COM	24702r-10-1	4422	304746	SH	Sole				304746
Dover Corp Com		COM	260003-10-8	3161	48079	SH	Sole				48079
Dover Motorsports Inc	COM	260174-10-7	262	130808	SH	Sole				130808
Exxon Mobil Corp	COM	30231g-10-2	6359	75591	SH	Sole				75591
Farmer Bros Corp	COM	307675-10-8	502	41453	SH	Sole				41453
Fed Rlty Invt TrSbi-New	COM	313747-20-6	542	6650	SH	Sole				6650
First Natl Bk AlaskaCom	COM	32112J-10-6	580	327	SH	Sole				327
Fortune Brands Inc	COM	349631-10-1	366	5921	SH	Sole				5921
General Electric Corp	COM	369604-10-3	484	24148	SH	Sole				24148
Genuine Parts Co Com	COM	372460-10-5	5028	93742	SH	Sole				93742
Gladstone Captl Corp 	COM	376535-10-0	1974	174541	SH	Sole				174541
Glaxo Holdings Plc	COM	37733w-10-5	1500	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	482	12700	SH	Sole				12700
Hasbro Inc Com		COM	418056-10-7	3529	75344	SH	Sole				75344
Home Depot Inc Com	COM	437076-10-2	3649	98469	SH	Sole				98469
Home Properties		COM	437306-10-3	324	5500	SH	Sole				5500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	256	4265	SH	Sole				4265
Intl Bus Machine	COM	459200-10-1	262	1608	SH	Sole				1608
Intl Speedway Cl A	COM	460335-20-1	1961	65806	SH	Sole				65806
Johnson & Johnson	COM	478160-10-4	6206	104740	SH	Sole				104740
Leucadia National Corp	COM	527288-10-4	6036	160778	SH	Sole				160778
Loews Corp		COM	540424-10-8	299	6950	SH	Sole				6950
Lowes Cos Inc Com	COM	548661-10-7	2019	76400	SH	Sole				76400
Markel Corp Com		COM	570535-10-4	9253	22326	SH	Sole				22326
Marsh & McLennan Cos	COM	571748-10-2	3275	109879	SH	Sole				109879
McCormick & Co Inc N-VtgCOM	579780-20-6	4114	86023	SH	Sole				86023
McDonalds Corp		COM	580135-10-1	354	4650	SH	Sole				4650
Mohawk Inds Inc	Com	COM	608190-10-4	844	13800	SH	Sole				13800
Nestle Sa-Adr Repstg	COM	641069-40-6	1022	17787	SH	Sole				17787
Norfolk Southern Corp	COM	655844-10-8	4041	58335	SH	Sole				58335
Paychex Inc		COM	704326-10-7	5608	178692	SH	Sole				178692
Pepsico Inc		COM	713448-10-8	214	3321	SH	Sole				3321
Pfizer Inc Com		COM	717081-10-3	449	22096	SH	Sole				22096
Philip Morris Intl Inc 	COM	718172-10-9	230	3512	SH	Sole				3512
Procter & Gamble Co	COM	742718-10-9	3901	63331	SH	Sole				63331
Progressive Corp Ohio 	COM	743315-10-3	4545	215111	SH	Sole				215111
Royal Dutch Shell Plc 	COM	780257-80-4	657	9020	SH	Sole				9020
Sandy Spring Bancorp 	COM	800363-10-3	2645	143283	SH	Sole				143283
St Joe Corporation	COM	790148-10-0	2409	96080	SH	Sole				96080
Sysco Corp		COM	871829-10-7	4096	147871	SH	Sole				147871
TE Connectivity Ltd	COM	H84989-10-4	3354	96338	SH	Sole				96338
Target Corp Com		COM	87612e-10-6	817	16330	SH	Sole				16330
Tearlab Corp.		COM	878193-10-1	112	52130	SH	Sole				52130
Tyco Intl Ltd New Com	COM	902124-10-6	2776	61995	SH	Sole				61995
Universal Display Corp 	COM	91347P-10-5	220	4000	SH	Sole				4000
Verizon Communications 	COM	92343v-10-4	318	8240	SH	Sole				8240
Wal Mart Stores Inc Com	COM	931142-10-3	7665	147264	SH	Sole				147264
Walgreen Co		COM	931422-10-9	5030	125301	SH	Sole				125301
Walt Disney Holding Co	COM	254687-10-6	3666	85089	SH	Sole				85089
Washington Post Co Cl B	COM	939640-10-8	2042	4666	SH	Sole				4666
Washington Rl Est Inv TrCOM	939653-10-1	529	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2577	81280	SH	Sole				81280
Royce Value Trust Inc	COM	780910-10-5	388	25190	SH	Sole				25189.999
SPDR Tr Unit Ser 1	COM	78462f-10-3	447	3368	SH	Sole				3368.44
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